ANNUITY INVESTORS[SERVICEMARK] VARIABLE ACCOUNT A

                                       OF



             ANNUITY INVESTORS[SERVICEMARK] LIFE INSURANCE COMPANY




                                       FOR




                 THE COMMODORE[SERVICEMARK] VARIABLE ANNUITIES






         THE COMMODORE                              THE COMMODORE
         NAUTICUS[REGISTERED TRADEMARK]             AMERICUS[SERVICEMARK]




                                  JUNE 30, 1997

                      SEMIANNUAL REPORT TO CONTRACT OWNERS

                      SEMIANNUAL REPORT TO CONTRACT OWNERS
                                  JUNE 30, 1997

TABLE OF CONTENTS                                                         PAGE



LETTER FROM THE PRESIDENT                                                   7

DREYFUS CORPORATION
      DREYFUS VARIABLE INVESTMENT FUND CAPITAL APPRECIATION PORTFOLIO
            Letter to Shareholders                                          12
            Statement of  Investments                                       14
            Statement of Assets and Liabilities                             17
            Statement of Operations                                         18
            Statement of Changes in Net Assets                              19
            Financial Highlights                                            20
            Notes to Financial Statements                                   21
      DREYFUS VARIABLE INVESTMENT FUND GROWTH AND INCOME PORTFOLIO
            Letter to Shareholders                                          24
            Statement of Investments                                        27
            Statement of Assets and Liabilities                             31
            Statement of Operations                                         32
            Statement of Changes in Net Assets                              33
            Financial Highlights                                            34
            Notes to Financial Statements                                   35
      DREYFUS VARIABLE INVESTMENT FUND SMALL CAP PORTFOLIO
            Letter to Shareholders                                          40
            Statement of Investments                                        43
            Statement of Assets and Liabilities                             47
            Statement of Operations                                         48
            Statement of Changes in Net Assets                              49
            Financial Highlights                                            50
            Notes to Financial Statements                                   51
      THE DREYFUS SOCIALLY RESPONSIBILITY GROWTH FUND, INC.
            Letter to Shareholders                                          56
            Statement of Investments                                        59
            Statement of Assets and Liabilities                             61
            Statement of Operations                                         62
            Statement of Changes in Net Assets                              63
            Financial Highlights                                            64
            Notes to Financial Statements                                   65

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TABLE OF CONTENTS                                                         PAGE

DREYFUS STOCK INDEX FUND
            Letter to Shareholders                                          68
            Statement of Investments                                        70
            Statement of Financial Futures                                  76
            Statement of Assets and Liabilities                             77
            Statement of Operations                                         78
            Statement of Changes in Net Assets                              79
            Financial Highlights                                            80
            Notes to Financial Statements                                   81

JANUS CAPITAL CORPORATION
      JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
            Performance                                                     83
            Stock Highlights                                                83
            Portfolio Strategy                                              83
            Schedule of Investments                                         84
            Summary of Investment by Country                                85
            Forward Currency Contracts                                      85
      JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
            Performance                                                     86
            Stock Highlights                                                86
            Global Strategy                                                 86
            Schedule of Investments                                         87
            Summary of Investment by Country                                87
            Forward Currency Contracts                                      91
      JANUS ASPEN BALANCED PORTFOLIO
            Portfolio Performance                                           92
            Portfolio Highlights                                            92
            Current Outlook                                                 92
            Schedule of Investments                                         93
            Summary of Investments by Country                               95
            Forward Currency Contracts                                      95
      JANUS ASPEN SHORT-TERM BOND PORTFOLIO
            Performance Review                                              96
            Portfolio Strategy                                              96
            Looking Ahead                                                   96
            Schedule of Investments                                         97
      STATEMENT OF ASSET AND LIABILITIES                                    99
            Janus Aspen Aggressive Growth Portfolio
            Janus Aspen Worldwide Growth Portfolio
            Janus Aspen Balanced Portfolio
            Janus Aspen Short-Term Bond Portfolio

TABLE OF CONTENTS                                                         PAGE



      STATEMENT OF OPERATIONS                                               99
            Janus Aspen Aggressive Growth Portfolio
            Janus Aspen Worldwide Growth Portfolio
            Janus Aspen Balanced Portfolio
            Janus Aspen Short-Term Bond Portfolio
      STATEMENTS OF CHANGES IN NET ASSETS                                  101
            Janus Aspen Aggressive Growth Portfolio
            Janus Aspen Worldwide Growth Portfolio
            Janus Aspen Balanced Portfolio
            Janus Aspen Short-Term Bond Portfolio
      FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES                          103
            Janus Aspen Aggressive Growth Portfolio
            Janus Aspen Worldwide Growth Portfolio
            Janus Aspen Balanced Portfolio
            Janus Aspen Short-Term Bond Portfolio
      FINANCIAL HIGHLIGHTS - RETIREMENT SHARES                             104
            Janus Aspen Aggressive Growth Portfolio
            Janus Aspen Worldwide Growth Portfolio
            Janus Aspen Balanced Portfolio
            Janus Aspen Short-Term Bond Portfolio
      NOTES TO FINANCIAL STATEMENTS                                        105


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
      MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - BASIC
      VALUE FOCUS FUND
            Letter to Shareholders                                         110
            Schedule of Investments                                        112
            Statement of Assets and Liabilities                            114
            Statement of Operations                                        115
            Statements of Changes in Net Assets                            116
            Financial Highlights                                           117
            Notes to Financial Statements                                  118
      MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - DOMESTIC
      MONEY MARKET FUND
            Letter to Shareholders                                         120
            Schedule of Investments                                        121
            Statements of Assets and Liabilities                           123
            Statement of Operations                                        124
            Statements of Changes in Net Assets                            125
            Financial Highlights                                           126
            Notes to Financial Statements                                  127

TABLE OF CONTENTS                                                         PAGE


MERRILL LYNCH VARIABLE  SERIES FUNDS, INC. - GLOBAL
STRATEGY FOCUS FUND
            Letter to Shareholders                                         128
            Schedule of Investments                                        130
            Statement of Assets and Liabilities                            136
            Statement of Operations                                        137
            Statements of Changes in Net Assets                            138
            Financial Highlights                                           139
            Notes to Financial Statements                                  140
      MERRILL LYNCH SERIES FUNDS, INC. - HIGH CURRENT INCOME FUND
            Letter to Shareholders                                         143
            Schedule of Investments                                        145
            Statement of Assets and Liabilities                            152
            Statement of Operations                                        153
            Statement of Changes in Net Assets                             154
            Financial Highlights                                           155
            Notes to Financial Statements                                  156

MORGAN STANLEY UNIVERSAL FUNDS INC.
      Overview and Statements of Net Assets by Portfolio                   161
            U.S. REAL ESTATE PORTFOLIO                                     161
            FIXED INCOME PORTFOLIO                                         183
      Statement of Operations                                              187
      Statements of Changes in Net Assets                                  187
      Financial Highlights                                                 192
      Notes to Financial Statements                                        197
      Director and Officers                                                201

PBHG INSURANCE SERIES FUND, INC.
      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
            Letter to Shareholders                                         204
            Schedule of Investments                                        206
            Statement of Assets and Liabilities                            208
            Statement of Operations                                        209
            Statement of Changes in Net Assets                             210
            Financial Highlights                                           211
            Notes to Financial Statements                                  212
      PBHG GROWTH II PORTFOLIO
            Letter to Shareholders                                         216
            Statement of Net Assets                                        218
            Statement of Operations                                        220
            Statement of Changes in Net Assets                             221
            Financial Highlights                                           222
            Notes to Financial Statements                                  223

TABLE OF CONTENTS                                                         PAGE


THE STRONG SPECIAL FUND II, INC.
      STRONG SPECIAL FUND II, INC.
            Investment Review                                              228
            Financial Information
                  Schedule of Investments in Securities                    230
                  Statement of Assets and Liabilities                      232
                  Statement of Operations                                  233
                  Statement of Changes in Net Assets                       234
                  Notes to Financial Statements                            235
            Financial Highlights                                           237

                            REPORT FROM THE PRESIDENT



Dear Contract Owner:

During the first six months of 1997, Annuity Investors Variable Account A expanded its investment options from eleven portfolios to seventeen sub-accounts effective with the new Prospectuses dated May 1, 1997. Deleted from the investment offerings, also effective May 1, 1997, was the Janus Aspen Series Short-Term Bond Portfolio due to a lack of sales volume. The seventeen sub-account investment options are managed by Dreyfus, Janus, Merrill Lynch, Morgan Stanley, Pilgrim Baxter and Strong.

The semi-annual reports for each of the seventeen portfolios are reprinted in the following pages. Below are performance results for each sub-account of Annuity Investors Variable Account A for the 1996 fiscal year and the six month period ending June 30, 1997. Performance results for sub-accounts added to Variable Account A effective May 1, 1997 are provided for the period May 1, 1997 to June 30, 1997 only. All performance results are measured by the percentage change in unit values for the applicable period, net of all mortality, expense and contract maintenance charges.

                                             Six Months*       Year Ending
                                             Ending 6/30/97    December 31, 1996
GLOBAL PORTFOLIO:
Janus Aspen Series Worldwide Growth Portfolio     18.19%         24.94%
AGGRESSIVE GROWTH PORTFOLIOS:
Janus Aspen Series Aggressive Growth Portfolio     2.00%          4.12%
PBHG Insurance Series Fund, Inc. -
       PBHG Technology & Communications Fund*      2.99%         N/A
Dreyfus VIF Small Cap Portfolio*                  12.96%         N/A
GROWTH PORTFOLIOS:
PBHG Insurance Series Fund, Inc. -
       PBHG Growth II Portfolio*                   4.29%         N/A
                         N/A
Strong Special Fund II, Inc. *                     9.50%         N/A
Dreyfus VIF Capital Appreciation Portfolio        20.04%         21.50%
The Dreyfus Socially Responsible Growth
   Fund, Inc.                                     15.61%         17.23%
Merrill Lynch VSF Basic Value Focus Fund          12.24%         16.70%
Dreyfus Stock Index Fund                          19.70%         18.52%
GROWTH AND INCOME PORTFOLIO:
Dreyfus VIF Growth and Income Portfolio *          8.53%         N/A
REAL ESTATE PORTFOLIO:
Morgan Stanley Universal Funds Inc. -
       U.S. Real Estate Portfolio   *              8.81%         N/A
BALANCED PORTFOLIOS:
Merrill Lynch VSF Global Strategy Focus Fund      13.90%         N/A
Janus Aspen Series Balanced Portfolio             11.63%         12.24%
INCOME PORTFOLIOS:
Merrill Lynch VSF High Current Income Fund         5.48%          7.40%
Morgan Stanley Universal Funds Inc. -
      Fixed Income Portfolio*                      1.76%         N/A
Janus Aspen Series Short-Term Bond Portfolio       2.57%           .15%
MONEY MARKET PORTFOLIO:
Merrill Lynch VSF Domestic Money Market Fund       1.65%          1.39%



* Performance results for period May 1, 1997 to June 30, 1997 only

In the first half of 1997, the stock market, as measured by the Standard & Poor's 500 Index, showed a 20.6% increase , and the NASDAQ Composite Index increased by 12.0 % . The bond market, as measured by Lehman Brothers Aggregate Index, increased by 3.1% over the same period.

Based on the level of professional investment expertise present in each management company and their dedication to in-depth fundamental research, Annuity Investors selected Dreyfus, Janus, Merrill Lynch, Morgan Stanley, Pilgrim Baxter and Strong for inclusion in its Variable Account A effective May 1, 1997. This broad range of investment options allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

It gives me great pleasure to present this performance and we look forward to continuing to serve you in the future.

Sincerely,



Robert A. Adams
President

                ANNUITY INVESTORS[SERVICEMARK] VARIABLE ACCOUNT A





                                    DREYFUS



        DREYFUS VARIABLE INVESTMENT FUND - CAPITAL APPRECIATION PORTFOLIO
          DREYFUS VARIABLE INVESTMENT FUND - GROWTH & INCOME PORTFOLIO
             DREYFUS VARIABLE INVESTMENT FUND - SMALL CAP PORTFOLIO
               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                            DREYFUS STOCK INDEX FUND




                                      JANUS


                     JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
                     JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
                         JANUS ASPEN BALANCED PORTFOLIO
                      JANUS ASPEN SHORT-TERM BOND PORTFOLIO



                                  MERRILL LYNCH

        MERRILL LYNCH VARIABLE SERIES FUND, INC. -BASIC VALUE FOCUS FUND MERRILL LYNCH VARIABLE SERIES FUND, INC. - DOMESTIC MONEY MARKET FUND
     MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL STRATEGY FOCUS FUND
       MERRILL LYNCH VARIABLE SERIES FUND, INC. - HIGH CURRENT INCOME FUND




                                 MORGAN STANLEY


        MORGAN STANLEY UNIVERSAL FUNDS INC. - U.S. REAL ESTATE PORTFOLIO
          MORGAN STANLEY UNIVERSAL FUNDS INC. - FIXED INCOME PORTFOLIO




                                      PBHG

           PBHG INSURANCE SERIES FUND, INC. - PBHG GROWTH II PORTFOLIO
  PBHG INSURANCE SERIES FUND, INC. - PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO




                                  STRONG FUNDS



                          STRONG SPECIAL FUND II, INC.

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

Registrant                                                  1940 Act Number
----------                                                  ---------------

Janus Aspen Series                                          811-07736
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Balanced Portfolio
--Janus Aspen Short-Term Bond Portfolio
Dreyfus Variable Investment Fund                            811-05125
--Capital Appreciation Portfolio
--Growth & Income Portfolio
--Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.          811-07044
Dreyfus Stock Index Fund                                    811-05719
Merrill Lynch Variable Series Fund, Inc.                    811-03290
--Basic Value Focus Fund
--Global Strategy Focus Fund
--High Current Income Fund
--Domestic Money Market Fund
Morgan Stanley Universal Funds, Inc.                        811-07607
--U.S. Real Estate Portfolio
--Fixed Income Portfolio
PBHG Insurance Series Fund, Inc.                            811-08009
--PBHG Growth II Portfolio
--PBHG Technology & Communications Portfolio
Strong Special Fund II, Inc.                                811-06552

                ANNUITY INVESTORS[SERVICEMARK] VARIABLE ACCOUNT A




Annuity Investors Life Insurance Company                    UNDERWRITTEN AND
P.O. Box 5423                                               DISTRIBUTED BY:
Cincinnati, Ohio 45201-5423                     American Annuity Group


                                                AAG Securities, Inc.
                                                Member NASD
                                                250 East Fifth Street
                                                Cincinnati. Ohio 45202



INDEPENDENT AUDITORS
ERNST & YOUNG LLP


DIRECTORS
ROBERT ALLEN ADAMS
President of Annuity Investors Life Insurance Company[REGISTERED TRADEMARK] and President of Great American[REGISTERED TRADEMARK] Life Insurance Company

STEPHEN CRAIG LINDNER
President of American Annuity Groups[SERVICEMARK]

WILLIAM JACK MANEY II
Senior Vice President, Treasurer and Chief Financial Officer of American Annuity Group

JAMES MICHAEL MORTENSEN
Executive Vice President of Annuity Investors Life Insurance Company and Executive Vice President of Great American Life Insurance Company

MARK FRANCIS MUETHING
Senior Vice President, General Counsel and Secretary of American Annuity Group

JEFFREY SCOTT TATE
Senior Vice President of American Annuity Group


OFFICERS
ROBERT ALLEN ADAMS                President
JAMES MICHAEL MORTENSEN           Executive Vice President & Secretary
THOMAS KEVIN LIGUZINSKI           Senior Vice President
MARK FRANCIS MUETHING             Senior Vice President, General Counsel &
                                    Secretary
MICHAEL JOSEPH O'CONNOR           Senior Vice President & Chief Actuary
CHARLES KENT MCMANUS              Senior Vice President
ROBERT EUGENE ALLEN               Vice President & Treasurer
ARTHUR RONALD GREENE III          Vice President
BETTY MARIE KASPROWICZ            Vice President & Assistant Secretary
DAVID H. SHIPLEY                  Vice President
LYNN E. LASWELL                   Assistant Vice President & Assistant
                                    Treasurer
WILLIAM JACK MANEY II             Assistant Treasurer
THOMAS E. MISCHELL                Assistant Treasurer



Semi-annual Report - AILIC

Annuity Investors Life Insurance Company[REGISTERED TRADEMARK]
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771


                         ANNUITY INVESTORS[SERVICEMARK]
                               VARIABLE ACCOUNT A



                                       OF




             ANNUITY INVESTORS[SERVICEMARK] LIFE INSURANCE COMPANY




                                       FOR






                         THE COMMODORE VARIABLE ANNUITIES









                                  JUNE 30, 1997

                      SEMIANNUAL REPORT TO CONTRACT OWNERS

This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account A. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.